                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
                 ---------------------------------------
   Address:      1177 Avenue of the Americas, 32nd Floor
                 ---------------------------------------
                 New York, NY 10036
                 ---------------------------------------

Form 13F File Number: 28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Jeffrey L. Gates          New York, New York  November 14, 2011
   -------------------------------   ------------------  -----------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 26
                                        --------------------

Form 13F Information Table Value Total: $735,205
                                        --------------------
                                            (thousands)

List of Other Included Managers:        NONE

FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS     SOLE  SHARED  NONE
ARMSTRONG WORLD INDS INC NEW         COM       04247X102   25232    732625  SH         SOLE                 732625
ASHLAND INC NEW                      COM       044209104   38973    882943  SH         SOLE                 882943
BARD C R INC                         COM       067383109   28836    329404  SH         SOLE                 329404
BLOUNT INTL INC NEW                  COM       095180105   45670   3418387  SH         SOLE                3418387
COPART INC                           COM       217204106   45556   1164514  SH         SOLE                1164514
DARLING INTL INC                     COM       237266101   11986    952001  SH         SOLE                 952001
DAVITA INC                           COM       23918K108   65305   1042054  SH         SOLE                1042054
DOMTAR CORP                        COM NEW     257559203   19453    285361  SH         SOLE                 285361
DOVER DOWNS GAMING & ENTMT           COM       260095104    6209   2735170  SH         SOLE                2735170
FLOTEK INDS INC DEL            NOTE 5.25% 2/1  343389AA0   35199  35735000  PRN        SOLE               35735000
FLOTEK INDS INC DEL                  COM       343389102   16545   3542914  SH         SOLE                3542914
GEOKINETICS INC                    COM PAR     372910307    1260    520834  SH         SOLE                 520834
GEOMET INC DEL                       COM       3725OU201    1104   1512304  SH         SOLE                1512304
GEOMET INC DEL                 PFD CONV SER A  3725OU300    5107    555081  SH         SOLE                 555081
GRACE W R & CO DEL NEW               COM       38388F108   54691   1642359  SH         SOLE                1642359
INTERVAL LEISURE GROUP INC           COM       46113M108   40687   3054558  SH         SOLE                3054558
MCGRAW HILL COS INC                  COM       580645109   27825    678665  SH         SOLE                 678665
MGM RESORTS INTERNATIONAL      NOTE 4.25% 4/1  55303QAE0   41315  46421000  PRN        SOLE               46421000
QUANEX BUILDING PRODUCTS COR         COM       747619104   35121   3207411  SH         SOLE                3207411
RICHARDSON ELECTRS LTD               COM       763165107   10140    745039  SH         SOLE                 745039
SHUFFLE MASTER INC                   COM       825549108    7540    896554  SH         SOLE                 896554
SNAP ON INC                          COM       833034101   48455   1091317  SH         SOLE                1091317
SOLUTIA INC                          COM       834376501   64427   5013785  SH         SOLE                5013785
VALASSIS COMMUNICATIONS INC          COM       918866104   21408   1142363  SH         SOLE                1142363
VISHAY PRECISION GROUP INC           COM       92835K103   15979   1212384  SH         SOLE                1212384
ZIMMER HLDGS INC                     COM       98956P102   21182    396076  SH         SOLE                 396076